Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001900520
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	Lomond Therapeutics Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true